Aimco Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Aimco Equity
Aimco Equity
Preferred Stock
At December 31, 2012 and 2011, Aimco had the following classes of perpetual preferred stock outstanding (dollars in thousands):

	Redemption	Annual Dividend Rate Per Share (paid quarterly)	Balance December 31,
	Date (1)		2012	2011
Classes of Cumulative Preferred Stock redeemed during 2012 (2)	—	—	$—	$599,039
Class Z Cumulative Preferred Stock, 4,800,000 shares authorized, 1,274,243 and 869,153 shares issued/outstanding, respectively	7/29/2016	7.00%	31,114	21,075
Series A Community Reinvestment Act Preferred Stock, 240 shares authorized, 74 shares issued/outstanding	6/30/2011	(3)	37,000	37,000
Preferred stock per consolidated balance sheets			$68,114	$657,114

(1)	All classes of preferred stock were or are redeemable at our option on and after the dates specified.

(2)	Refer to the table below for information regarding the classes of preferred stock redeemed during the year ended December 31, 2012.

(3)
For the period from the date of original issuance through March 31, 2015, the dividend rate is a variable rate per annum equal to the Three-Month LIBOR Rate (as defined in the articles supplementary designating the Series A Community Reinvestment Act Perpetual Preferred Stock, or CRA Preferred Stock) plus 1.25%, calculated as of the beginning of each quarterly dividend period. The rate at December 31, 2012 and 2011 was 1.61% and 1.62%, respectively.

All classes of preferred stock have a $0.01 per share par value, are pari passu with each other and are senior to our Common Stock. The holders of each class of preferred stock are generally not entitled to vote on matters submitted to stockholders. Dividends on all shares of preferred stock are subject to declaration by our Board of Directors. Our Class Z Preferred Stock and Series A Community Reinvestment Act Preferred Stock have liquidation preferences per share of $25.00 and $500,000, respectively.
The following table summarizes our redemptions of preferred stock during the years ended December 31, 2012, 2011 and 2010(in thousands, except share and per share amounts). Following the redemption of the remaining outstanding shares of these classes of preferred stock, we reclassified the shares reserved for those classes back into the pool of shares available for issuance as common stock.

	Years Ended December 31,
	2012				2011	2010
Class of preferred stock redeemed	Class T	Class U	Class V	Class Y	Class V	Class G
Annual per share dividend rate	8.000%	7.750%	8.000%	7.875%	8.000%	9.375%
Number of shares of preferred stock redeemed	6,000,000	12,000,000	2,587,500	3,450,000	862,500	4,040,000
Redemption value of preferred stock redeemed	$150,000	$300,000	$64,688	$86,250	$21,562	$101,000
Previously deferred issuance costs recognized as an adjustment of net income attributable to Aimco preferred stockholders	$5,193	$10,137	$2,350	$2,987	$783	$4,300

The following table summarizes our issuances of preferred stock during the years ended December 31, 2012, 2011 and 2010 (dollars in thousands, except per share amounts):

	Years Ended December 31,
	2012	2011	2010
Class of preferred stock issued	Class Z	Class Z	Class U
Number of shares of preferred stock issued	405,090	869,153	4,000,000
Price to public per share	$24.78	$24.25	$24.86
Underwriting discounts, commissions and transaction costs per share	$0.54	$1.25	$0.77
Net proceeds per share	$24.24	$23.00	$24.09
Net proceeds to Aimco	$9,818	$19,990	$96,100
Issuance costs (primarily underwriting commissions) recognized as an adjustment of additional paid-in capital	$221	$1,085	$3,300

During and prior to 2011, Aimco had an agreement to repurchase from the holder portions of the outstanding CRA Preferred Stock at a discount to the liquidation preference. Based on the holder’s ability to require Aimco to repurchase shares of the CRA Preferred Stock pursuant to this agreement, Aimco classified the liquidation value of the preferred stock subject to repurchase within temporary equity in its consolidated balance sheet. The following table summarizes Aimco’s repurchases of its CRA Preferred Stock during the years ended December 31, 2011 and 2010 (dollars in thousands). Following the repurchases during 2011, there were no remaining amounts of CRA Preferred Stock subject to repurchase.

	2011	2010
Shares repurchased	40	20
Liquidation preference of preferred stock repurchased	$20,000	$10,000
Repurchase price	$14,800	$7,000
Discount to liquidation preference, net of previously deferred issuance costs, recognized as an adjustment of net income attributable to Aimco preferred stockholders	$4,700	$2,800

Common Stock
During the year ended December 31, 2012, Aimco completed two public offerings resulting in the sale of an aggregate of 22,144,200 shares of its Common Stock, generating net proceeds of $594.4 million, or net proceeds per share of $26.84. In addition, in connection with one of these offerings, the holders of near-term expiring stock options exercised 2,041,934 stock options with a weighted average exercise price of $23.01 per share for proceeds to Aimco of $47.0 million. The shares received upon exercise of the options were then sold by the stockholders as part of the offering.
During the years ended December 31, 2011 and 2010, Aimco sold 2,914,000 and 600,000 shares of its Common Stock, respectively, pursuant to an At-The-Market, or ATM, offering program, generating $71.9 million and $14.0 million of net proceeds, respectively.
Aimco contributed the net proceeds from the sales and issuances of Common Stock to the Aimco Operating Partnership in exchange for a number of common partnership units equal to the number of shares sold and issued.
Registration Statements
Pursuant to ATM offering programs active at December 31, 2012, Aimco had the capacity to issue up to 3.5 million additional shares of its Common Stock and up to 3.5 million additional shares of its Class Z Preferred Stock. In the event of any such issuances by Aimco, the Aimco Operating Partnership would issue to Aimco a corresponding number of common partnership units or Class Z Partnership Preferred Units in exchange for the proceeds.
Additionally, Aimco and the Aimco Operating Partnership have a shelf registration statement that provides for the issuance of debt and equity securities by Aimco and debt securities by the Aimco Operating Partnership.